Registration Nos. 333-195390 and 811-22959

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 17, 2017

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

The Securities Act of 1933

 Pre-Effective Amendment No.                      ☐

Post-Effective Amendment No. 38                X

and/or

REGISTRATION STATEMENT

UNDER

The Investment Company Act of 1940

Amendment No. 40    X

(Check appropriate box or boxes)

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s Telephone Number, including area code: (212) 554-1234

Patricia Louie, Esq.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and address of agent for service)

Please send copies of all communications to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment

Title of Securities Being Registered: Class A, Class T, Class I, and Class R Shares of Beneficial Interest

It is proposed that this filing will become effective:

X immediately upon filing pursuant to paragraph (b)

☐ on                      pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☐ on                      pursuant to paragraph (a) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 17th day of March 2017.

1290 FUNDS

By: /s/ Steven M. Joenk
Name: Steven M. Joenk
Title: Trustee, Chairman, President and
Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Trustee, Chairman, President and Chief Executive Officer	March 17, 2017

/s/ Christopher P.A. Komisarjevsky* Christopher P.A. Komisarjevsky	Trustee	March 17, 2017

/s/ Gary S. Schpero* Gary S. Schpero	Trustee	March 17, 2017

/s/ Kenneth L. Walker* Kenneth L. Walker	Trustee	March 17, 2017

/s/ Caroline L. Williams* Caroline L. Williams	Trustee	March 17, 2017

/s/ Donald E. Foley* Donald E. Foley	Trustee	March 17, 2017

/s/ H. Thomas McMeekin* H. Thomas McMeekin	Trustee	March 17, 2017

/s/ Thomas W. Brock* Thomas W. Brock	Trustee	March 17, 2017

/s/ Mark A. Barnard* Mark A. Barnard	Trustee	March 17, 2017

/s/ Gloria D. Reeg* Gloria D. Reeg	Trustee	March 17, 2017

/s/ Brian E. Walsh* Brian E. Walsh	Treasurer and Chief Financial Officer	March 17, 2017

*By: /s/ Steven M. Joenk

Steven M. Joenk

(Attorney-in-Fact)

EXHIBIT INDEX

Exhibit 101.INS	XBRL Instance Document

Exhibit 101.SCH	XBRL Taxonomy Extension Schema Document

Exhibit 101.CAL	XBRL Taxonomy Extension Calculation Linkbase

Exhibit 101.DEF	XBRL Taxonomy Extension Definition Linkbase

Exhibit 101.LAB	XBRL Taxonomy Extension Labels LinkBase

Exhibit 101.PRE	XBRL Taxonomy Extension Presentation Linkbase